Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	34
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,146,189,073.03	34,997	56.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$182,190,000.00	0.23886%	February 15, 2023
Class A-2 Notes	$361,420,000.00	0.73%	September 15, 2024
Class A-3 Notes	$361,420,000.00	1.29%	June 15, 2026
Class A-4 Notes	$95,040,000.00	1.56%	May 15, 2027
Class B Notes	$31,560,000.00	1.91%	July 15, 2027
Class C Notes	$21,020,000.00	2.14%	July 15, 2029

Total	$1,052,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$629,277.87

Principal:
Principal Collections	$11,316,276.21
Prepayments in Full	$4,753,391.20
Liquidation Proceeds	$104,303.21
Recoveries	$36,593.50
Sub Total	$16,210,564.12
Collections	$16,839,841.99

Purchase Amounts:
Purchase Amounts Related to Principal	$0.00
Purchase Amounts Related to Interest	$0.00
Sub Total	$0.00

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$16,839,841.99

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	34
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$16,839,841.99
Servicing Fee	$242,015.51	$242,015.51	$0.00	$0.00	$16,597,826.48
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$16,597,826.48
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$16,597,826.48
Interest - Class A-3 Notes	$108,052.47	$108,052.47	$0.00	$0.00	$16,489,774.01
Interest - Class A-4 Notes	$123,552.00	$123,552.00	$0.00	$0.00	$16,366,222.01
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,366,222.01
Interest - Class B Notes	$50,233.00	$50,233.00	$0.00	$0.00	$16,315,989.01
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,315,989.01
Interest - Class C Notes	$37,485.67	$37,485.67	$0.00	$0.00	$16,278,503.34
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,278,503.34
Regular Principal Payment	$14,828,973.03	$14,828,973.03	$0.00	$0.00	$1,449,530.31
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,449,530.31
Residual Released to Depositor	$0.00	$1,449,530.31	$0.00	$0.00	$0.00

Total		$16,839,841.99

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$14,828,973.03
Total					$14,828,973.03
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$14,828,973.03	$41.03	$108,052.47	$0.30	$14,937,025.50	$41.33
Class A-4 Notes	$0.00	$0.00	$123,552.00	$1.30	$123,552.00	$1.30
Class B Notes	$0.00	$0.00	$50,233.00	$1.59	$50,233.00	$1.59
Class C Notes	$0.00	$0.00	$37,485.67	$1.78	$37,485.67	$1.78
Total	$14,828,973.03	$14.09	$319,323.14	$0.30	$15,148,296.17	$14.39

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	34

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$100,513,921.06	0.2781084	$85,684,948.03	0.2370786
Class A-4 Notes	$95,040,000.00	1.0000000	$95,040,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,020,000.00	1.0000000	$21,020,000.00	1.0000000
Total	$248,133,921.06	0.2357231	$233,304,948.03	0.2216358

Pool Information
Weighted Average APR	2.614%	2.619%
Weighted Average Remaining Term	30.01	29.26
Number of Receivables Outstanding	17,154	16,568
Pool Balance	$290,418,613.72	$274,055,202.31
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$270,911,740.41	$255,837,316.20
Pool Factor	0.2533776	0.2391012

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,648.59
Yield Supplement Overcollateralization Amount	$18,217,886.11
Targeted Overcollateralization Amount	$40,750,254.28
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$40,750,254.28

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,648.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,648.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,648.59

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	34
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		46	$189,440.79
(Recoveries)		47	$36,593.50
Net Loss for Current Collection Period			$152,847.29
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6316%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			(0.0180)%
Second Prior Collection Period			0.4624%
Prior Collection Period			0.5454%
Current Collection Period			0.6499%
Four Month Average (Current and Prior Three Collection Periods)			0.4099%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,233	$5,031,719.64
(Cumulative Recoveries)			$1,187,547.64
Cumulative Net Loss for All Collection Periods			$3,844,172.00
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3354%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,080.88
Average Net Loss for Receivables that have experienced a Realized Loss			$3,117.74

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.50%	178	$4,108,544.67
61-90 Days Delinquent	0.20%	26	$535,232.32
91-120 Days Delinquent	0.07%	6	$197,928.55
Over 120 Days Delinquent	0.13%	12	$344,818.83
Total Delinquent Receivables	1.89%	222	$5,186,524.37

Repossession Inventory:
Repossessed in the Current Collection Period		6	$210,922.37
Total Repossessed Inventory		12	$388,409.56

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2088%
Prior Collection Period			0.2682%
Current Collection Period			0.2656%
Three Month Average			0.2475%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3933%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	October 2024
Payment Date	11/15/2024
Transaction Month	34

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	47	$1,158,178.27
2 Months Extended	81	$1,872,553.94
3+ Months Extended	18	$319,433.74

Total Receivables Extended	146	$3,350,165.95
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 5, 2024

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer